Share based payment plans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of terms and conditions of share-based payment plan arrangements of the parent [text block]
	2019	2018	2017
Outstanding at January 1*	1,318,049	1,458,360	1,681,000
Granted	−	2,000	−
Forfeited / Cancelled	(42,952)	(69,104)	(119,784)
Exercised	(310,045)	(73,207)	(102,856)
Outstanding at December 31*	965,052	1,318,049	1,458,360
Exercisable at December 31	296,859	252,793	−

Disclosure of terms and conditions of share-based payment plan arrangements of the 2013 warrant plan [text block]
	2019	2018	2017
Outstanding at January 1	300,040	320,640	435,096
Granted	−	−	−
Forfeited / Cancelled	(3,500)	(1,500)	(11,600)
Exercised	(178,164)	(19,100)	(102,856)
Outstanding at December 31	118,376	300,040	320,640
Exercisable at December 31	15,300	89,892	−

Disclosure of terms and conditions of share-based payment plan arrangements of the IPO warrant plan [text block]
	2019	2018	2017
Outstanding at January 1	589,052	671,503	727,599
Granted	−	−	−
Forfeited / Cancelled	(20,252)	(42,209)	(56,096)
Exercised	(103,588)	(40,242)	−
Outstanding at December 31	465,212	589,052	671,503
Exercisable at December 31	169,071	114,012	−

Disclosure of terms and conditions of share-based payment plan arrangements of the 2015 warrant plan [text block]
	2019	2018	2017
Outstanding at January 1	325,200	329,000	350,000
Granted	−	2,000	−
Forfeited / Cancelled	(14,800)	(5,800)	(21,000)
Exercised	−	−	−
Outstanding at December 31	310,400	325,200	329,000
Exercisable at December 31	96,500	32,700	−

Disclosure of inputs into the model of equity settled share-based payment plans [text block]
	2015 (Sept 16)	2015 (Nov)	IPO 2014 (Nov)	IPO 2014 (June)	2013(Dec) *	2013(Oct) *
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in €)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in €)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value SAR (in €)	2.41	3.30	3.94	3.83	12.23	12.77

Disclosure of terms and conditions of share-based payment plan arrangements of the cash-settled plans [text block]
	2019	2018	2017
Outstanding at January 1	103,757	137,217	168,305
Granted	−	−	−
Forfeited / Cancelled	(4,400)	(19,595)	(31,088)
Exercised	(28,293)	(13,865)	−
Outstanding at December 31	71,064	103,757	137,217
Exercisable at December 31	15,988	16,189	−

Disclosure of inputs into the model of cash settled share-based payment plans [text block]
	2019	2018	2017
Return dividend	0%	0%	0%
Expected volatility	49%	49%	49%
Risk-free interest rate	0.10%	0.77%	0.73%
Expected life	0.25	1.25	2.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	16.32	17.49	10.61
Fair value SAR (in €)	7.52	9.09	3.85

Disclosure of terms and conditions of share-based payment plan arrangements of the Rapidfit+ plan [text block]
	2019	2018	2017
Outstanding at January 1	199	199	199
Granted	−	−	−
Forfeited / Cancelled	(13)	−	−
Exercised	−	−	−
Outstanding at December 31	186	199	199
Exercisable at December 31	184	−	−

Disclosure of inputs into the model of the Rapidfit+ plan [text block]
2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value option	262.7